                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                May 11, 2005
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                57
                                             ------------------

Form 13F Information Table Value Total:          $202,475
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                                 MARCH 31, 2005


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA, INC.                    COM              013817101      277     9109 SH       SOLE                     9109
ALLIANCE CAP. LP               COM              01855A101     1037    22000 SH       SOLE                    22000
ALLSTATE CORP.                 COM              020002101      432     8000 SH       SOLE                     8000
ALTRIA GROUP INC.              COM              02209S103     3634    55575 SH       SOLE                    55575
AMPHENOL CORP NEW - CL A       COM              032095101    14260   385000 SH       SOLE                   385000
BANK OF AMERICA                COM              060505104      752    17058 SH       SOLE                    17058
BELLSOUTH CORP.                COM              079860102      229     8698 SH       SOLE                     8698
BERKSHIRE HATHAWAY B           COM              084670207     3559     1246 SH       SOLE                     1246
BP PLC - SPONS ADR             COM              056622104      641    10276 SH       SOLE                    10276
CATALYTICA ENERGY SYSTEMS      COM              148884109       31    15000 SH       SOLE                    15000
CENDANT CORP                   COM              151313103    16743   815125 SH       SOLE                   815125
CHEVRONTEXACO                  COM              166764100     1611    27620 SH       SOLE                    27620
CITIGROUP, INC.                COM              172967101      485    10792 SH       SOLE                    10792
COCA COLA                      COM              191216100     7130   171103 SH       SOLE                   171103
CONSECO INC                    COM              208464883    17481   856050 SH       SOLE                   856050
ENTERASYS NETWORKS, INC        COM              296337104       23    16631 SH       SOLE                    16631
EXXON MOBIL                    COM              30231G102     1204    20207 SH       SOLE                    20207
FIRST HORIZON                  COM              320517105     2868    70300 SH       SOLE                    70300
FISHER SCIENTIFIC              COM              338032204    12175   213900 SH       SOLE                   213900
GENERAL ELECTRIC               COM              369604103     1096    30382 SH       SOLE                    30382
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     2701    73325 SH       SOLE                    73325
HONEYWELL INTL.                COM              438516106      238     6400 SH       SOLE                     6400
J.P. MORGAN CHASE              COM              46625H100     2973    85917 SH       SOLE                    85917
KRAFT FOODS                    COM              50075N104     3508   106150 SH       SOLE                   106150
LIBERTY MEDIA                  COM              530718105    10515  1013983 SH       SOLE                  1013983


                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                                 MARCH 31, 2005


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MERCK & CO. INC.               COM              589331107     4486   138587 SH       SOLE                   138587
MERITOR SAVINGS BANK-PA        COM              590007100     2482   583300 SH       SOLE                   583300
MICROSOFT CORP                 COM              594918104      249    10297 SH       SOLE                    10297
NEWELLRUBBERMAID               COM              651229106    12866   586414 SH       SOLE                   586414
NORWOOD RES.                   COM              669958100       17    10000 SH       SOLE                    10000
PFIZER                         COM              717081103      918    34959 SH       SOLE                    34959
PHH CORP COM NEW               COM              693320202     3557   162653 SH       SOLE                   162653
PLAYTEX PROD.                  COM              72813P100     4578   508700 SH       SOLE                   508700
PNC BANK CORP.                 COM              693475105      258     5016 SH       SOLE                     5016
POLYMER GROUP                  COM              731745204     1627    67916 SH       SOLE                    67916
POLYMER GROUP B                COM              731745303      233    10034 SH       SOLE                    10034
PRIMEDIA INC                   COM              74157K101     6547  1505000 SH       SOLE                  1505000
REYNOLDS AMERICA               COM              761713106      564     7000 SH       SOLE                     7000
ROYAL DUTCH PET.               COM              780257804     1763    29370 SH       SOLE                    29370
SBC COMM. INC.                 COM              78387G103      218     9205 SH       SOLE                     9205
SCHERING-PLOUGH                COM              806605101     1239    68273 SH       SOLE                    68273
SOVEREIGN BANC.                COM              845905108     1430    64514 SH       SOLE                    64514
VERIZON COMM.                  COM              92343V104      368    10372 SH       SOLE                    10372
VIACOM INC-CL B                COM              925524308      205     5874 SH       SOLE                     5874
WASH. MUTUAL                   COM              939322103     6474   163900 SH       SOLE                   163900
WASTE MGMT.                    COM              94106L109    15052   521717 SH       SOLE                   521717
SPDR-HEALTHCARE                MUTUAL           81369y209     3852 129000.00SH       SOLE                129000.00
SPDR-UTILITIES                 MUTUAL           81369Y886     1443 49500.00 SH       SOLE                 49500.00
iSHARES DIVIDEND               MUTUAL           464287168     1043 17400.00 SH       SOLE                 17400.00
iSHARES DOW JONES UTILITIES    MUTUAL           464287697      214  3000.00 SH       SOLE                  3000.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    16918 360950.00SH       SOLE                360950.00
LIB. MEDIA INTL                COM              530719103     7358 168214.00SH       SOLE                168214.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      445 69563.81 SH       SOLE                 69563.81
PUTNAM MASTER INTERM. INCOME   BOND             746909100      102 15900.00 SH       SOLE                 15900.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      102    10000 SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      266    17987 SH       SOLE                    17987